TAXES ON INCOME - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic taxes: Current	$ (112.6)	$ 120.5	$ 140.6
Domestic taxes: Deferred	(3.6)	(5.9)	(23.0)
Domestic taxes:	(116.2)	114.6	117.6
Foreign taxes: Current	11.8	16.4	13.1
Foreign taxes: Deferred	(7.4)	(4.6)	4.6
Foreign taxes:	4.4	11.8	17.7
Taxes on income (tax benefit)	$ (111.8)	$ 126.4	$ 135.3